Balance Sheets - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Current Assets
Cash	$ 10,541
Prepaid ExpensesandOther Current Assets	36,500
Inventory	1,523,740
Accounts Receivable	20,327
Total current assets	1,591,108
Property and Equipment	250,293
Total Assets	1,841,400	0
Current Liabilities
Accounts Payable and Accrued Liabilities	666,993	151,580
Client Deposits	1,044,589
Bank Overdraft	100,030
Current Portion of Notes Payable	113,393	3,000
Loans from Related Parties	314,351	22,500
Current Portion of Line of Credit	22,307
Current Portion of Capital Leases	37,422
Convertible Notes Payable, Net of Discount	144,000	393,750
Judgement Payable	248,490
Derivative Liability	1,369,893	147,667
Total Current Liabilities	4,061,468	718,497
Long-Term Debt
Notes Payable, Less Current Portion	243,401
Capital Leases, Less Current Portion	320,393
Line of Credit, Less Current Portion	68,336
Total Long-Term Debt	632,130
Total Liabilities	4,693,598	718,497
Stockholders' Equity/(Deficit)
Preferred Stock, $.0001 par value, 500,000,000 million authorized 500,000,000 and 1,000,000 shares issued and outstanding at June 30, 2017 and 2016, respectively	8,500	1,000
Common Stock, $.0001 par value, 500,000,000 million authorized 129,815,781 and 328,851,197 shares issued and outstanding at June 30, 2017 and 2016, respectively	15,722	32,885
Additional Paid-In Capital	(2,343,535)	17,790,957
Retained Earnings(Deficit)	(532,885)	(18,543,339)
Total Stockholders' Equity/(Deficit)	(2,852,199)	(718,497)
Total Liabilities & Stockholders’ Equity/(Deficit)	$ 1,841,400	$ 0